Short-term debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Revolving financing facilities	$ 15,156,000	$ 9,102,000
Senior financing
Short-term Debt [Line Items]
Revolving financing facilities	15,156,000	9,102,000
HSBC Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Maximum draw amount	20,000,000
Amount outstanding	$ 15,156,000	8,308,000
HSBC Revolving Financing Facility | Senior financing | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Short-term Debt [Line Items]
Basis spread on variable rate debt	3.76%
HSBC Revolving Financing Facility | Senior financing | Eurodollar
Short-term Debt [Line Items]
Basis spread on variable rate debt	3.60%
Santander Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Amount outstanding		794,000
ING Revolving Financing Facility | Senior financing
Short-term Debt [Line Items]
Maximum draw amount	$ 1,530,000
Amount outstanding	$ 0	$ 0
ING Revolving Financing Facility | Senior financing | Warsaw Interbank Offered Rate
Short-term Debt [Line Items]
Basis spread on variable rate debt	1.20%